Indebtedness, net (Details)											3 Months Ended	12 Months Ended
	Jan. 09, 2020 USD ($) extension	Dec. 27, 2019 USD ($)	Oct. 10, 2019 USD ($)	Aug. 14, 2019 USD ($)	Aug. 02, 2019 USD ($)	Jun. 07, 2019 USD ($)	Mar. 05, 2019 USD ($)	Jun. 13, 2018 USD ($)	Apr. 09, 2018 USD ($) hotel	Jan. 17, 2018 USD ($) hotel extension	Mar. 31, 2020 USD ($) room hotel	Dec. 31, 2019 USD ($) hotel extension	Dec. 31, 2018 USD ($)	Feb. 26, 2019 USD ($)	Jan. 22, 2019 USD ($) extension	Nov. 08, 2018 USD ($) extension	Jul. 03, 2018 USD ($)	Jun. 29, 2018 USD ($)
Debt Instrument [Line Items]
Indebtedness, gross												$ 4,124,003,000
Book Value of Collateral												4,104,830,000	$ 4,064,368,000
Indebtedness, net											$ 4,103,658,000	$ 4,106,518,000	$ 3,927,266,000
LIBOR rate												1.763%	2.503%
Mortgages
Debt Instrument [Line Items]
Extinguishment of debt	$ 43,800,000	$ 16,000,000.0				$ 5,200,000	$ 178,100,000	$ 1,068,000,000.000	$ 971,700,000	$ 376,800,000
Mortgages
Debt Instrument [Line Items]
Indebtedness, gross											4,115,717,000	$ 4,124,003,000	$ 3,966,237,000
Premiums, net											598,000	655,000	1,293,000
Deferred loan costs, net											(12,657,000)	(18,140,000)	(40,264,000)
Indebtedness, net											$ 4,103,658,000	$ 4,106,518,000	3,927,266,000
Principal amount	$ 37,000,000.0
Number of extension options | extension	2
Mortgages | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.40%
Mortgages | Mortgage loan 1
Debt Instrument [Line Items]
Collateral | hotel												1
Interest rate												4.00%
Indebtedness, gross												$ 0	5,232,000
Book Value of Collateral												$ 0	7,752,000
Debt instrument term												5 years
Mortgages | Mortgage loan 2
Debt Instrument [Line Items]
Collateral | hotel									22			1
Indebtedness, gross												$ 0	7,778,000
Book Value of Collateral												$ 0	9,446,000
Mortgages | Mortgage loan 2 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												4.95%
Mortgages | Mortgage loan 3
Debt Instrument [Line Items]
Collateral											8	8
Indebtedness, gross											$ 395,000,000	$ 395,000,000	395,000,000
Book Value of Collateral												$ 331,686,000	344,744,000
Principal amount										$ 395,000,000.0
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 3 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.92%	2.92%
Mortgages | Mortgage loan 4
Debt Instrument [Line Items]
Collateral											19	19
Indebtedness, gross											$ 907,030,000	$ 907,030,000	962,575,000
Book Value of Collateral												$ 1,077,936,000	1,168,504,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 4 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.20%	3.20%
Mortgages | Mortgage loan 5
Debt Instrument [Line Items]
Collateral | hotel												1
Indebtedness, gross												$ 0	16,100,000
Book Value of Collateral												$ 0	29,966,000
Principal amount									$ 985,000,000.0
Debt instrument term												3 years
Number of extension options | extension												2
Term of mortgage loan extension option												1 year
Mortgages | Mortgage loan 5 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate									3.20%			2.90%
Mortgages | Mortgage loan 6
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 0	$ 43,750,000	43,750,000
Book Value of Collateral												$ 60,191,000	62,995,000
Debt instrument term											3 years
Number of extension options											2	3
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 6 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											5.10%	5.10%
Mortgages | Mortgage loan 7
Debt Instrument [Line Items]
Collateral											7	7
Indebtedness, gross											$ 180,720,000	$ 180,720,000	180,720,000
Book Value of Collateral												$ 131,102,000	136,325,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 7 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.65%	3.65%
Mortgages | Mortgage loan 8
Debt Instrument [Line Items]
Collateral											7	7
Indebtedness, gross											$ 174,400,000	$ 174,400,000	174,400,000
Book Value of Collateral												$ 131,420,000	137,611,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 8 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.39%	3.39%
Mortgages | Mortgage loan 9
Debt Instrument [Line Items]
Collateral											5	5
Indebtedness, gross											$ 221,040,000	$ 221,040,000	221,040,000
Book Value of Collateral												$ 175,875,000	176,279,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 9 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.73%	3.73%
Mortgages | Mortgage loan 10
Debt Instrument [Line Items]
Collateral											5	5
Indebtedness, gross											$ 262,640,000	$ 262,640,000	262,640,000
Book Value of Collateral												$ 105,702,000	116,304,000
Principal amount								180,720,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 10 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											4.02%	4.02%
Mortgages | Mortgage loan 11
Debt Instrument [Line Items]
Collateral											5	5
Indebtedness, gross											$ 160,000,000	$ 160,000,000	160,000,000
Book Value of Collateral												$ 185,854,000	189,026,000
Principal amount								174,400,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 11 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.73%	2.73%
Mortgages | Mortgage loan 12
Debt Instrument [Line Items]
Collateral											5	5
Indebtedness, gross											$ 215,120,000	$ 215,120,000	215,120,000
Book Value of Collateral												$ 198,059,000	193,120,000
Principal amount								221,040,000									$ 56,300,000
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 12 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.68%	3.68%
Mortgages | Mortgage loan 13
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 35,200,000	$ 35,200,000	35,200,000
Book Value of Collateral												$ 38,383,000	36,177,000
Principal amount								262,640,000
Number of extension options											3	3
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 13 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											4.40%	4.40%
Mortgages | Mortgage loan 14
Debt Instrument [Line Items]
Collateral											8	8
Indebtedness, gross											$ 144,000,000	$ 144,000,000	144,000,000
Book Value of Collateral												$ 168,054,000	$ 173,678,000
Number of extension options											3	3
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 14 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											4.43%	4.33%	4.15%
Mortgages | Mortgage loan 15
Debt Instrument [Line Items]
Collateral											1	1
Interest rate											6.26%	6.26%
Indebtedness, gross											$ 91,046,000	$ 91,542,000	$ 93,433,000
Book Value of Collateral												$ 112,767,000	$ 121,162,000
Principal amount								215,120,000
Mortgages | Mortgage loan 15 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												3.68%	4.09%
Mortgages | Mortgage loan 16
Debt Instrument [Line Items]
Collateral										8	1	1
Indebtedness, gross											$ 25,000,000	$ 25,000,000	$ 25,000,000
Book Value of Collateral												$ 49,748,000	49,912,000
Number of extension options										5	3	3
Term of mortgage loan extension option										1 year	1 year	1 year
Mortgages | Mortgage loan 16 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.55%	2.55%
Mortgages | Mortgage loan 17
Debt Instrument [Line Items]
Collateral											17	17
Indebtedness, gross											$ 419,000,000	$ 419,000,000	427,000,000			$ 25,000,000.0
Book Value of Collateral												$ 263,998,000	282,462,000
Number of extension options											5	5				3
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 17 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.00%	3.00%
Mortgages | Mortgage loan 18
Debt Instrument [Line Items]
Collateral											2	2
Indebtedness, gross											$ 240,000,000	$ 240,000,000	0
Book Value of Collateral												235,705,000	0
Principal amount												$ 240,000,000.0
Debt instrument term												2 years
Number of extension options											5	5
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 18 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.75%	2.75%
Mortgages | Mortgage loan 19
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 145,000,000	$ 145,000,000	0
Book Value of Collateral												$ 189,982,000	0
Principal amount															$ 145,000,000.0
Number of extension options											2	2			2
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 19 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											3.90%	3.90%
Mortgages | Mortgage loan 20
Debt Instrument [Line Items]
Collateral | hotel												2
Indebtedness, gross												$ 0	178,099,000
Book Value of Collateral												$ 0	245,984,000
Debt instrument term												2 years
Number of extension options | extension												5
Term of mortgage loan extension option												1 year
Mortgages | Mortgage loan 20 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												3.00%
Mortgages | Mortgage loan 21
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 97,000,000	$ 97,000,000	97,000,000
Book Value of Collateral												$ 186,400,000	194,886,000
Mortgages | Mortgage loan 21 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.00%	2.00%
Mortgages | Mortgage loan 22
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 16,100,000	$ 16,100,000	0
Book Value of Collateral												27,498,000	0
Principal amount												$ 16,100,000
Debt instrument term												3 years
Number of extension options											2	2
Term of mortgage loan extension option											1 year	1 year
Mortgages | Mortgage loan 22 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.25%	2.25%
Mortgages | Mortgage loan 23
Debt Instrument [Line Items]
Collateral											1	1
Interest rate											5.46%	5.46%
Indebtedness, gross											$ 51,582,000	$ 51,843,000	52,843,000
Book Value of Collateral												$ 83,824,000	79,124,000
Principal amount																		$ 73,500,000
Mortgages | Mortgage loan 23 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												2.45%
Mortgages | Mortgage loan 24
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 73,450,000	$ 73,450,000	73,450,000
Book Value of Collateral												$ 107,212,000	110,592,000
Mortgages | Mortgage loan 24 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.45%	2.45%
Mortgages | Mortgage loan 25
Debt Instrument [Line Items]
Collateral											1	1
Interest rate											5.49%	5.49%
Indebtedness, gross											$ 6,727,000	$ 6,759,000	6,883,000
Book Value of Collateral												$ 8,112,000	8,694,000
Mortgages | Mortgage loan 26
Debt Instrument [Line Items]
Collateral | hotel											1	1
Interest rate											5.49%	5.49%
Indebtedness, gross											$ 9,818,000	$ 9,865,000	10,045,000
Book Value of Collateral												$ 19,166,000	20,516,000
Mortgages | Mortgage loan 26 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												2.55%
Mortgages | Mortgage loan 27
Debt Instrument [Line Items]
Collateral											1	1
Interest rate											4.99%	4.99%
Indebtedness, gross											$ 6,260,000	$ 6,292,000	6,414,000
Book Value of Collateral												$ 6,896,000	7,153,000
Mortgages | Mortgage loan 27 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												2.25%
Mortgages | Mortgage loan 28
Debt Instrument [Line Items]
Collateral											1	1
Indebtedness, gross											$ 8,881,000	$ 8,881,000	0
Book Value of Collateral												7,416,000	0
Principal amount												$ 8,900,000
Debt instrument term												5 years
Mortgages | Mortgage loan 28 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate											2.00%	2.00%
Mortgages | Mortgage loan 29
Debt Instrument [Line Items]
Collateral											3	3
Interest rate											5.20%	5.20%
Indebtedness, gross											$ 64,022,000	$ 64,207,000	65,242,000
Book Value of Collateral												$ 48,560,000	50,768,000
Mortgages | Mortgage loan 30
Debt Instrument [Line Items]
Collateral											2	2
Interest rate											4.85%	4.85%
Indebtedness, gross											$ 11,809,000	$ 11,845,000	12,048,000
Book Value of Collateral												$ 11,727,000	10,909,000
Mortgages | Mortgage loan 31
Debt Instrument [Line Items]
Collateral											3	3
Interest rate											4.90%	4.90%
Indebtedness, gross											$ 23,611,000	$ 23,683,000	24,086,000
Book Value of Collateral												$ 17,348,000	16,211,000
Mortgages | Mortgage loan 32
Debt Instrument [Line Items]
Collateral											2	2
Interest rate											4.45%	4.45%
Indebtedness, gross											$ 19,369,000	$ 19,438,000	19,835,000
Book Value of Collateral												$ 10,314,000	10,423,000
Mortgages | Mortgage loan 33
Debt Instrument [Line Items]
Collateral											3	3
Interest rate											4.45%	4.45%		4.66%
Indebtedness, gross											$ 50,098,000	$ 50,279,000	51,304,000	$ 24,900,000
Book Value of Collateral												$ 70,318,000	73,645,000
Principal amount														$ 25,300,000
Mortgages | Mortgage loan 34
Debt Instrument [Line Items]
Collateral											1	1
Interest rate											4.66%	4.66%
Indebtedness, gross											$ 24,794,000	$ 24,919,000	0
Book Value of Collateral												$ 43,577,000	$ 0
Mortgages | Mortgage loan 35
Debt Instrument [Line Items]
Principal amount								$ 216,320,000
Mortgages | Mortgage loan 35 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate												4.36%
Marriott in San Antonio | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt					$ 26,800,000
Marriott in Savannah, Georgia | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Mortgages
Debt Instrument [Line Items]
Extinguishment of debt				$ 28,800,000
Parking Lot Adjacent to Hilton St. Petersburg Bayfront Hotel | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Debt Instrument [Line Items]
Extinguishment of debt			$ 8,000,000.0